Preferred and Common Stock (Tables)	12 Months Ended
Dec. 31, 2017
Preferred and Common Stock [Abstract]
Temporary Equity

	Puttable Common Stock
	Number of common shares	Amount
Balance at December 31, 2015	650,000	$6,500
Redemption of 400,000 shares of the puttable common stock	(400,000)	(4,000)
Balance at December 31, 2016	250,000	$2,500
Redemption of 250,000 shares of the puttable common stock	(250,000)	(2,500)
Balance at December 31, 2017	—	—